UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  March 13, 2014 to April 11, 2014

  Commission File Number of issuing entity: 333-184376-12

  COMM 2014-CCRE15 Mortgage Trust
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-184376

  Deutsche Mortgage & Asset Receiving Corporation
  (Exact name of depositor as specified in its charter)

  German American Capital Corporation
  Cantor Commercial Real Estate Lending, L.P.
  Jefferies LoanCore LLC
  Natixis Real Estate Capital LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3925059
  38-3925060
  38-7111563
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  V-1                           ______     ______   ___X___       ___________
  V-2                           ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  LR                            ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  X-B                           ______     ______   ___X___       ___________
  X-C                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On April 11, 2014 a distribution was made to holders of the certificates issued by COMM 2014-CCRE15 Mortgage Trust.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2014-CCRE15 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from March 13, 2014 to April 11, 2014.

  The Depositor has filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001013454.

  German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of GACC is 0001541294.

  Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of CCRE is 0001558761.

  Jefferies LoanCore LLC ("JLC"), one of the sponsors, has filed a Form ABS-15G on February 11, 2014. The CIK number of JLC is 0001555524.

  Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of NREC is 0001542256.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Google and Amazon Office Portfolio constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB. The unaudited net operating income of the significant obligor is unavailable for the twelve-month period ended December 31, 2013. The Google and Amazon Office Portfolio consists of the Technology Corners Property and the Moffett Towers Building D Property. The Technology Corners Property was previously 100.0% occupied by Ariba, which vacated in 2013. The Technology Corners Property was subsequently leased by Google and has been undergoing substantial renovations prior to Google taking occupancy of the Technology Corners Property. The Moffett Towers Building D Property was constructed in 2013 and pre-leased by Amazon during construction.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by COMM 2014-CCRE15 Mortgage Trust, relating to the April 11, 2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Deutsche Mortgage & Asset Receiving Corporation
  (Depositor)

  /s/ Helaine M. Kaplan
  Helaine M. Kaplan, President

  Date: April 23, 2014

  /s/ Andrew Mullin
  Andrew Mullin, Vice President, Treasurer, Chief Financial Officer Chief Accounting Officer


  Date: April 23, 2014

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2014-CCRE15 Mortgage Trust, relating to the April 11, 2014 distribution.